Risk management (Details 13) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Shareholders Equity And Net Income Brgaap Vs Ifrs [Abstract]
Shareholders' equity attributed under to the Parent Brazilian GAAP		R$ 65,233,743	R$ 59,499,954	R$ 57,771,524
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	[1]	8,344	18,301	643
Reclassification of available-for-sale financial instruments	[2]	0	34,818	23,180
Reclassification of fair value through other comprehensive income	[3]	72,980
Impairment on loans and receivables	[4]	0	(71,091)	124,787
Impairment of financial assets measured at amortized cost	[4]	(1,483,043)	0	0
Remensurations, Debt instruments, due to reclassifications IFRS 9		26,274	0	0
Category transfers - IAS 39	[5]	0	351,132	608,897
Category transfers - IFRS 9	[5]	(619)	0	0
Deferral of financial fees, commissions and inherent costs under effective interest rate method	[6]	851,629	664,204	297,720
Reversal of goodwill amortization	[7]	26,764,529	26,592,852	25,122,573
Realization on purchase price adjustments	[8]	631,120	702,436	778,882
Recognition of fair value in the partial sale in subsidiaries	[9]	112,052	112,052	112,052
Option for Acquisition of Equity Instrument	[10]	(1,323,994)	(1,287,240)	(1,017,000)
Goodwill acquisition Santander Services (Santusa)	[11]	(269,158)	(298,978)	0
Shareholders' equity - Tax Credit with realization over 10 years		322,539	62,539	0
Others		56,479	269,728	263,797
Shareholders' equity attributed to the parent under IFRS		91,002,875	86,650,707	84,087,055
Non-controlling interest under IFRS		592,585	436,894	725,504
Shareholders' equity (including non-controlling interest) under IFRS		91,595,460	87,087,601	84,812,559
Net income attributed to the Parent under Brazilian GAAP		12,166,145	7,996,577	5,532,962
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	[1]	(11,974)	18,775	7,960
Reclassification of available-for-sale financial instruments	[2]	0	(46,160)	(39,234)
Reclassification of fair value through other comprehensive income	[3]	28,419	0	0
Impairment on loans and receivables	[4]	0	(195,878)	(8,091)
Impairment of financial assets measured at amortized cost	[4]	140,557
Remensurations, Debt instruments, due to reclassifications IFRS 9		(5,360)
Category transfers - IAS 39	[5]	0	(219,829)	(45,314)
Category transfers - IFRS 9	[5]	(16,195)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	[6]	187,425	366,484	148,450
Reversal of goodwill amortization	[7]	171,677	1,470,279	1,755,750
Realization on purchase price adjustments	[8]	(71,316)	(76,446)	(76,247)
Option to Acquire Own Equity Instrument	[10]	(143,194)	(270,240)	0
Goodwill acquisition Santander Services (Santusa)	[11]	29,820	0	0
Others		(153,527)	(182,037)	58,327
Net income attributed to the parent under IFRS		12,322,477	8,861,525	7,334,563
Non-controlling interest under IFRS		217,441	213,984	130,355
Net income (including non-controlling interest) under IFRS		R$ 12,539,918	R$ 9,075,509	R$ 7,464,918

[1]	Reclassification of financial instruments at fair value through profit or loss Under BRGAAP, all loans, financing and deposits are recorded at amortized cost. In IFRS, in accordance with IFRS 9 'Financial Instruments: Recognition and Measurement', financial assets may be measured at fair value and included in the category 'Other financial assets at fair value through profit or loss', in order to eliminate or significantly reduce accounting mismatches ( accounting mismatch) of recognition or measurement derived from the measurement of assets or liabilities or from the recognition of gains or losses on these assets / liabilities on a number of bases, which are managed and their performances valued at fair value. Accordingly, the Bank classified loans, financing and deposits that meet these parameters as 'fair value through profit or loss', as well as certain debt instruments classified as 'available for sale' in BRGAAP. The Bank opted for this classification base in IFRS, since it eliminates an accounting mismatch in the recognition of revenues and expenses.
[2]	Reclassification of available-for-sale financial instruments According to the BRGAAP, the Bank registers some investments, for example, debt instruments initially measured at amortized cost and equity instruments at cost. At the time of this balance sheet, the management reviewed the managing strategy of its investments and according to Bacen Circular 3.068, the debt instruments were reclassified to 'trading' measured at fair value with changes in the income statement. According to the IFRS, the Bank is classifying this investments as available for sale measuring them at fair value with changes in 'other comprehensive income', in line with IAS 39 'Financial Instruments: Recognition and Measurement', which does not allow the reclassification of any financial instrument to fair value with changes in the income statement after the initial recognition.
[3]	Reclassification of financial assets measured at fair value through other comprehensive income According to the BRGAAP, the Bank registers some investments, for example, debt instruments initially measured at amortized cost and equity instruments at cost. At the time of this balance sheet, the management reviewed the managing strategy of its investments and according to Bacen Circular 3.068, the debt instruments were reclassified to 'trading' measured at fair value with changes in the income statement. According to the IFRS, the Bank is classifying this investments as financial assets measured at fair value through other comprehensive income them at fair value with changes in 'other comprehensive income', in line with IFRS 9 'Financial Instruments ', which does not allow the reclassification of any financial instrument to fair value with changes in the income statement after the initial recognition.
[4]	Impairment on loans and receivables and financial assets measured at amortized cost: In 2018, refers to the adjustment resulting from the estimate of the expected loss and losses on the portfolio of loans and receivables subject to impairment, loan commitments to be released and financial guarantee contracts, which was determined based on the criteria described in the accounting practice and compliance in the history of impairment and other circumstances known at the time of the evaluation, in accordance with the guidance provided by IAS 39 and IFRS 9 (in 2016 and 2017 refer to the resulting adjustment of the estimate of loss incurred in accordance with IAS 39, normative then effective.) 'Financial Instruments: Recognition and Measurement'. These criteria differ in certain aspects from the criteria adopted by BRGAAP, which use certain regulatory limits defined by the Central Bank (Bacen), in addition to the difference in the scope of calculation of these losses, which for the purposes of IFRS considers assets other than those In the Financial Statements under IFRS, this effect considers the impact related to the provisions of certain debt instruments, which for the purposes of BRGAAP are treated as Securities.
[5]	Categories of financial assets As detailed in the accounting practices note, IFRS9 provides for the definition of the business models associated with each portfolio, as well as the performance of the SPPI test - if the returns of that asset are exclusively principal and interest, for classification in the categories of financial assets. BRGAAP provides for certain differences in the categorization of these financial assets, as well as establishing as an indicator the Management's intention for classification to be made. The criteria for reclassification between categories are also different between the two accounting practices.
[6]	Deferral of financial fees, commissions and other costs under effective interest rate method: Under IFRS, financial fees, commissions and other costs that are integral part of effective interest rate of financial instruments measured at amortized cost are recognized in the income statement over the term of the corresponding contracts. Under BRGAAP these fees and expenses are recognized directly as income when received or paid.
[7]	Reversal of goodwill amortization: Under BRGAAP, goodwill is systematically amortized over a period of up to 10 years, subject to the impairment test at least once a year or in a shorter period, in the event of any additional evidence. Under IFRS, in accordance with IAS 38 'Intangible Assets', goodwill is not amortized, but instead, is tested for impairment, at least annually, and whenever there is an indication that the goodwill may be impaired. The tax amortization of goodwill of Banco ABN Amro Real SA represents a difference between book and tax basis of a permanent nature and definitive as the possibility of future use of resources to settle a tax liability is considered remote by management, supported by the opinion of expert external advisors. The tax amortization of goodwill is permanent and definitive, and therefore does not apply to the recognition of a deferred tax liability in accordance with IAS 12, on temporary differences.
[8]	Realization on purchase price adjustments: As part of the allocation of the purchase price related to the acquisition of Banco Real, following the requirements of IFRS 3, the Bank has recognized the assets and liabilities of the acquiree to fair value, including identifiable intangible assets with finite lives. Under BRGAAP, in a business combination, the assets and liabilities are kept at their book value. This purchase price adjustment relates substantially to the allocation related to the value of assets in the loan portfolio. The initial recognition of value of the loans at fair value, adjustment to the yield curve of the loan portfolio in comparison to its nominal value, which is recognized by its average realization period. The amortization of the identified intangible assets with finite lives over their estimated useful lives.
[9]	Recognition of fair value in the partial disposal of investments in subsidiaries Under IFRS 10 'Consolidated Financial Statements' on partial disposal of a permanent investment when control is lost, the fair value is recognized over the remaining portion is remeasured at its fair value, the effect of this update being recognized in result (Webmotors). Under BRGAAP, this type of operation, ongoing participation is registered by its book value.
[10]	Option for Acquisition of Equity Instrument Within the context of transaction, Banco Santander has granted to the members of Getnet S.A. and Banco Ole Consignado a put option over all shares of Getnet S.A. and Banco Ole Consignado held by them. The overall out in IAS 32, a financial liability was recognized for this commitment, with a specific charge in a heading in stockholders' equity in the amount of R$950 million and R$67 million, respectively. Subsequently, the options have been updated and their effect is recognized in income.
[11]	Santander Servicos goodwill (Santusa) According to the IFRS 3 'Business Combination', when the owner acquires more shares or other equity instruments of an entity already controlled, it shall consider such amount as an equity reduction. According to the BRGAAP this amount shall be registered in the asset as goodwill or discount on the acquisition f the investment, which is the difference between the acquision cost and the equity amount of the shares.